UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2021

Item #1. Reports to Stockholders.

INDEX	Union Street Partners Value Fund

Annual Report

For the Year Ended September 30, 2021

Union Street Partners Value Fund

Union Street Partners Value Fund

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2021 and are subject to change at any time.

Union Street Partners, LLC (“USP”) waived or reimbursed part of the Fund’s total expenses. Had USP not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders

October 21, 2021

Dear Shareholders:

As our country recovers from the deepest and shortest economic recession in our history, we find ourselves in truly remarkable times. Vaccines were developed and cleared for use against the COVID virus in under a year. Equity markets are at all-time highs and the size of the U.S. economy has surpassed pre-pandemic levels. Captain Kirk is a real life, 90-year-old astronaut. Still, as there is plenty to celebrate and be thankful for, the world around us does not seem quite normal. A Fortune 500 CEO recently stated, “While many of us are still waiting for a return to normal, it does feel like we’re on our way. The question is, will we recognize normal when we get there?”

There is always cause for concern when it comes to the direction of our country—that’s a sign of a healthy and engaged population. However, we firmly believe that our country’s long-term competitive advantages—a strong rule of law coupled with vigorous enforcement of property rights—remain intact. These foundational advantages are incredibly important for markets to operate efficiently and for resources to be allocated effectively. Confident entrepreneurs armed with good ideas are the backbone of our economy, not bureaucratic central planners.

While massive amounts of government stimulus and short-term regulatory changes were likely necessary to preserve the solvency of American families and businesses in the depths of the COVID-induced recession, we believe the period of “war time” action and planning must come to an end. We need to recognize the potential unintended consequences of actions taken in the past 20 months and work to limit their potential impact on our future growth and competitiveness. Higher inflation and the degradation of the fundamental elements of property ownership (read: eviction moratorium) could dampen what should be an optimistic mood as we move past the pandemic.

Going forward

One trend that continues to be largely ignored by the media, unsurprisingly, is the rapid growth in American new-business formation in 2020 and 2021. John C. Haltiwanger, a University of Maryland economist, wrote “the pace of applications [for new businesses] since mid-2020 is the highest on record (earliest data available is 2004).(1)” Could this be an indicator that American entrepreneurialism

(1)John Haltiwanger, “Entrepreneurship During the COVID-19 Pandemic: Evidence from the Business Formation Statistics,” June 2021, https://www.nber.org/papers/w28912 (accessed October 19, 2021).

ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

is alive and well? We think it could be and will continue to monitor the data. Stay tuned.

Plenty of ink will be spilled discussing and forecasting the impacts of supply chain dislocations, government debt levels and defaults, energy prices, labor shortages, and future Federal Reserve policy. We have our own opinions on these topics but generally feel that they are a distraction when it comes to managing money well.

We did not forecast the global pandemic and do not expect to forecast the next major market-moving event. We will, however, continue to focus on efforts that got us through the most recent recession—identifying strong businesses that trade at inexpensive prices and then having the courage to buy new positions when the story may seem bleak. Focus on what matters and ignore the noise.

Performance

Returns for the Union Street Partners Value Fund and the Russell 1000® Value Index can be found in the table below:

		Annualized
Name	1-Year	3-Year	5-Year
Union Street Partners Value Fund Advisor Shares	36.46%	10.69%	12.78%
Russell 1000® Value Index Total Return	35.01%	10.07%	10.93%

As of 9/30/2021

Source: Morningstar

We are pleased with your Fund’s performance over the past five years. These returns are a function of our process, which focuses on identifying successful businesses that for one reason or another are inexpensive relative to our expectations. It is our strong belief that large, well-capitalized businesses with a history of proven earnings power have been and will continue to be best positioned to deliver patient investors strong compounded returns over the long term.

ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

The Fund’s Fiscal Year 2021 performance contributors

Top Contributors by Holdings

Company	Return	Contribution
JPMorgan Chase & Co.	74.83%	5.62%
Microsoft Corporation	35.26%	4.03%
Bank of America Corporation	79.76%	3.09%

Source: Telemet

Large bank stocks tend to move in relative tandem barring any major, company specific-news. For JPMorgan and Bank of America, the catalyst for such significant gains over the past twelve months was rising interest rates. The 10-year yield on Treasuries more than doubled from 0.686% on 9/30/2020 to 1.5039% on 9/30/2021. Interest rates are still historically low by any measure—three years ago the 10-year Treasury yield was over 3%. We think these money-center banks are still attractively valued considering the current interest rate environment.

Microsoft continues to benefit from its dominant position in cloud computing and was a clear beneficiary from the shift to remote work. Satya Nadella, Microsoft’s CEO, said it best in the firm’s second-quarter 2020 earnings release: “We’ve seen two years’ worth of digital transformation in two months. From remote teamwork and learning, to sales and customer service, to critical cloud infrastructure and security—we are working alongside customers every day to help them adapt and stay open for business in a world of remote everything.” Microsoft is one of America’s crown jewels and remains positioned well for continued strong growth.

Bottom Contributors by Holdings

Company	Return	Contribution
Bayer AG	-6.64%	-0.39%
FedEx Corporation	-11.88%	-0.36%
Merck & Co., Inc	-4.16%	-0.19%

Source: Telemet

The 2021 laggards could very well be the top performers in 2022. We remain very confident in the future success of these businesses and look forward to being long-term shareholders.

ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Bayer’s legal issues relating to Roundup weedkiller have created what we believe is a deeply discounted stock price. Bayer’s health-care business is a global leader, and the crop sciences division continues to help farmers worldwide improve productivity and crop yields per acre. These are important businesses that help heal people and feed the global economy while generating attractive profits. Once pending litigation is resolved, we expect the company’s valuation multiple to dramatically improve and lead to well-above average shareholder return.

FedEx was one of the top performers in fiscal-year 2020, generating returns of over 143% for the portfolio. We think the performance of -11.88% in fiscal-year 2021 was simply a breather from such spectacular short-term performance in 2020. We remain confident in FedEx’s business model and its leadership’s ability to manage through a challenging labor market. We believe their dominant global logistics solution is nearly impossible to replicate in the medium term.

Merck continues to be one of our favorite long-term health-care stories. Keytruda, Merck’s flagship immunotherapy drug, is charting a new course for cancer treatment and giving many patients a new lease on life after a cancer diagnosis. The number of FDA-approved indications Keytruda can treat continues to expand, leading to what we believe will be continued sales and earnings growth for the company.

Thank you

We appreciate the trust and confidence that you place in us to manage your hard-earned money. If you have any questions, thoughts, or concerns, please do not hesitate to contact us directly.

Sincerely,

Bernard F. McGinn, CFA, and McCoy Penninger, CFA

McGinn Investment Management, Inc.
800-231-3663

ANNUAL REPORT

Union Street Partners Value Fund

	Total Return	Average Annual Return
	One Year Ended 9/30/21	Five Years Ended 9/30/21	Ten Years Ended 9/30/21	Since Inception 4/27/16 to 9/30/21
Union Street Partners Value Fund - Class A - with load	28.31%	11.18%	12.22%	N/A
Union Street Partners Value Fund - Class A - without load	36.13%	12.51%	12.89%	N/A
Union Street Partners Value Fund - Class C	35.15%	11.67%	12.06%	N/A
Union Street Partners Value Fund - Advisor Class	36.46%	12.78%	N/A	12.24%
Russell 1000® Value Index	35.01%	10.94%	13.51%	11.04%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

Union Street Partners Value Fund

Portfolio CompositionSeptember 30, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Computers	21.89%
Banks	19.94%
Medical	12.79%
Retail	11.76%
Oil	8.07%
Industrial	4.92%
Real Estate	2.46%
Diversified Manufacturing	2.40%
Beverages	1.85%
Utilities	1.52%
Communication Services	1.05%
Exchange Traded Funds
Government	4.45%
Large Cap	3.40%
Money Market Fund	3.50%
100.00%

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Schedule of InvestmentsSeptember 30, 2021

		Shares	Fair Value

88.65%	COMMON STOCKS

19.94%	BANKS
	Bank of America Corp.	52,350	$2,222,258
	Burke & Herbert Bank & Trust Co.	494	1,074,944
	Deutsche Bank AG*	89,000	1,130,300
	The Goldman Sachs Group, Inc.	3,115	1,177,563
	JPMorgan Chase & Co.	25,000	4,092,250
	Wells Fargo & Co.	22,200	1,030,302
			10,727,617

1.85%	BEVERAGES
	Diageo PLC ADR (Sponsored)	5,150	993,950

1.05%	COMMUNICATION SERVICES
	AT&T Inc.	21,000	567,210

21.89%	COMPUTERS
	Apple Inc.	34,000	4,811,000
	Intel Corp.	26,900	1,433,232
	Microsoft Corp.	19,620	5,531,270
			11,775,502

2.40%	DIVERSIFIED MANUFACTURING
	General Electric Co.	12,552	1,293,233

4.92%	INDUSTRIAL
	The Boeing Co.*	7,150	1,572,571
	FedEx Corp.	4,900	1,074,521
			2,647,092

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Schedule of Investments - continuedSeptember 30, 2021

		Shares	Fair Value
12.79%	MEDICAL
	Bausch Health Companies Inc.*	48,000	$1,336,800
	Bayer AG ADR (Sponsored)	105,000	1,428,000
	CVS Health Corp.	22,000	1,866,920
	Johnson & Johnson	7,680	1,240,320
	Merck & Co., Inc.	13,420	1,007,976
			6,880,016

8.07%	OIL
	Chevron Corp.	14,000	1,420,300
	Exxon Mobil Corp.	24,700	1,452,854
	Schlumberger Ltd.	49,500	1,467,180
			4,340,334

2.46%	REAL ESTATE
	Simon Property Group, Inc.	10,200	1,325,694

11.76%	RETAIL
	Dollar Tree, Inc.*	24,650	2,359,498
	Target Corp.	11,600	2,653,732
	Walgreens Boot Alliance, Inc.	28,000	1,317,400
			6,330,630

1.52%	UTILITIES
	PG&E Corporation*	85,000	816,000

88.65%	TOTAL COMMON STOCKS
	(Cost: $22,781,921)		47,697,278

7.85%	EXCHANGE TRADED FUNDS

4.45%	GOVERNMENT
	SPDR Bloomberg Barclays 1-3 Month T-Bill* ETF	26,161	2,392,685

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Schedule of Investments - continuedSeptember 30, 2021

		Shares	Fair Value
3.40%	LARGE CAP
	iShares Russell 1000 Growth ETF	2,050	561,782
	iShares Russell 1000 Value ETF	3,450	539,959
	SPDR S&P 500 ETF Trust	1,700	729,538
			1,831,279

7.85%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $3,515,314)		$4,223,964

3.50%	MONEY MARKET FUNDS
	Fidelity® Investments Money Market Government Portfolio - Institutional Class 0.01%**	1,882,875	1,882,875
	(Cost: $1,882,875)

100.00%	TOTAL INVESTMENTS
	(Cost: $28,180,110)		53,804,117
0.00%	Liabilities in excess of other assets		(677)
100.00%	NET ASSETS		$53,803,440

*Non-Income producing.

**Effective 7 day yield as of September 30, 2021

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Statement of Assets and LiabilitiesSeptember 30, 2021

ASSETS
Investments at fair value (cost of $28,180,110) (Note 1)	$53,804,117
Cash	1,070
Receivable for capital stock sold	93
Dividends and interest receivable	31,439
Receivable for tax reclaims	8,202
Prepaid expenses	29,041
TOTAL ASSETS	53,873,962

LIABILITIES
Payable for capital stock redeemed	45,025
Accrued investment management fees	16,521
Accrued 12b-1 fees	595
Accrued administration, accounting and transfer agent fees	7,656
Other accrued expenses	725
TOTAL LIABILITIES	70,522
NET ASSETS	$53,803,440

Net Assets Consist of:
Paid-in-capital applicable to 2,164,176 no par value shares of beneficial interest outstanding, unlimited shares authorized	$28,863,591
Distributable earnings	24,939,849
Net Assets	$53,803,440

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class A	$2,750,453
Class C	6,803,702
Advisor Class	44,249,285
Total	$53,803,440
Shares Outstanding
Class A	110,931
Class C	285,862
Advisor Class	1,767,383
Total	2,164,176
Net Asset Value and Offering Price Per Share
Class A*	$24.79
Class C	$23.80
Advisor Class	$25.04
Maximum Offering Price Per Share** and Redemption Price ***
Class A**	$26.30
Class C***	$23.56

*Includes a maximum contingent deferred sales charge (“CDSC”) or redemption fee of 1% on the proceeds of certain redemptions made less than 1 year from purchase if those shares were purchased without paying a front-end sales charge.

**Maximum Offering Price per Share including Sales Charge of 5.75%

***Redemption Price per Share including CDSC of 1% on the proceeds redeemed less than 1 year from purchase.

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Statement of OperationsSeptember 30, 2021

INVESTMENT INCOME
Dividends	$774,772
Interest	176
Total investment income	774,948

EXPENSES
Investment management fees (Note 2)	450,769
12b-1 fees (Note 2)
Class A	8,258
Class C	81,327
Recordkeeping and administrative services (Note 2)	45,848
Accounting fees (Note 2)	30,444
Custody fees	5,231
Transfer agent fees (Note 2)	17,323
Legal fees	22,854
Audit fees	18,250
Filing and registration fees	37,846
Trustee fees	8,338
Compliance fees	7,600
Shareholder reports	28,954
Shareholder servicing (Note 2)
Class A	2,082
Class C	4,583
Advisor Class	26,641
Insurance	5,546
Proxy Expense	80,323
Other	19,027
Total expenses	901,244
Fee waivers (Note 2)	(156,473)
Net expenses	744,771
Net investment income (loss)	30,177

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,476,974
Net increase (decrease) in unrealized appreciation (depreciation) of investments	10,317,718
Net realized and unrealized gain (loss) on investments	11,794,692
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,824,869

Union Street Partners Value Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	Year ended September 30, 2021		Year ended September 30, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$30,177		$177,523
Net realized gain (loss) on investments	1,476,974		(1,541,872)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	10,317,718		2,363,190
Increase (decrease) in net assets from operations	11,824,869		998,841

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class A	—		(66,653)
Class C	—		(108,244)
Advisor Class	—		(345,920)
Return of Capital
Class A	—		(1,303)
Class C	—		(2,117)
Advisor Class	—		(6,764)
Increase (decrease) in net assets from distributions	—		(531,001)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	189,959		94,335
Class C	596,865		320,845
Advisor Class	8,834,399		2,817,169
Shares issued in connection with reorganization(1)
Class A	—		—
Class C	—		—
Advisor Class	9,475,815		—
Distributions reinvested
Class A	—		67,956
Class C	—		110,361
Advisor Class	—		352,683
Shares redeemed
Class A	(1,566,970)		(778,647)
Class C	(4,805,659	)(A)	(1,358,946	)(A)
Advisor Class	(1,430,546)		(1,709,238)
Increase (decrease) in net assets from capital stock transactions	11,293,863		(83,482)

NET ASSETS
Increase (decrease) during year	23,118,732		384,358
Beginning of year	30,684,708		30,300,350
End of year	$53,803,440		$30,684,708

(A)Includes redemption fees and/or CDSC fees of:	$822		$870

(1)See Note 8 of Notes to Financial Statements

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See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights

See Notes to Financial Statements

ANNUAL REPORT

	Class A
	Years ended September 30,
	2021		2020	2019	2018	2017
Net asset value, beginning of year	$18.21		$17.93	$19.18	$16.72	$14.82

Investment activities
Net investment income (loss)(1)	0.02		0.12	0.17	0.14	0.06
Net realized and unrealized gain (loss) on investments	6.56		0.50	(1.08)	2.49	2.26
Total from investment activities	6.58		0.62	(0.91)	2.63	2.32
Distributions
Net investment income	—		(0.27)	(0.19)	(0.02)	(0.08)
Net realized gain	—		(0.06)	(0.15)	(0.15)	(0.34)
Return of Capital	—		(0.01)	—	—	—
Total distributions	—		(0.34)	(0.34)	(0.17)	(0.42)
Net asset value, end of year	$24.79		$18.21	$17.93	$19.18	$16.72

Total Return	36.13%		3.37%	(4.41%)	15.86%	15.64%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.00	%(A)	1.90%	1.86%	1.83%	1.92%
Expenses, net of fee waivers and reimbursements	1.69	%(B)	1.60%	1.60%	1.60%	1.69%
Net investment income (loss)	0.09%		0.66%	0.99%	0.75%	0.37%
Portfolio turnover rate	18.00%		16.75%	13.56%	25.54%	9.03%
Net assets, end of period (000’s)	$2,750		$3,073	$3,604	$4,906	$5,809

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.85% for the year ended September 30, 2021

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.53% for the year ended September 30, 2021

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

ANNUAL REPORT

Class C
Years ended September 30,
2021	2020	2019	2018	2017
Net asset value, beginning of year	$17.61	$17.36	$18.48	$16.21	$14.42

Investment activities
Net investment income (loss)(1)	(0.14)	(0.02)	0.04	—	(A)	(0.06)
Net realized and unrealized gain (loss) on investments	6.33	0.48	(1.01)	2.42	2.19
Total from investment activities	6.19	0.46	(0.97)	2.42	2.13
Distributions
Net investment income	—	(0.14)	—	(A)	—	(A)	—	(A)
Net realized gain	—	(0.06)	(0.15)	(0.15)	(0.34)
Return of Capital	—	(0.01)	—	—	—
Total distributions	—	(0.21)	(0.15)	(0.15)	(0.34)
Redemption fees	—	(A)	—	(A)	—	(A)	—	—
Net asset value, end of year	$23.80	$17.61	$17.36	$18.48	$16.21

Total Return	35.15%	2.60%	(5.12%)	15.02%	14.78%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.75	%(B)	2.67%	2.63%	2.57%	2.69%
Expenses, net of fee waivers and reimbursements	2.44	%(C)	2.35%	2.35%	2.35%	2.44%
Net investment income (loss)	(0.66%)	(0.10%)	0.24%	0.00%	(0.38%)
Portfolio turnover rate	18.00%	16.75%	13.56%	25.54%	9.03%
Net assets, end of year (000’s)	$6,804	$8,382	$9,174	$12,988	$11,838

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(A)Less than $0.01 per share

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.60% for the year ended September 30, 2021

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.29% for the year ended September 30, 2021

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

ANNUAL REPORT

	Advisor Class
	Years ended September 30,
	2021		2020	2019	2018	2017
Net asset value, beginning of year	$18.35		$18.03	$19.18	$16.70	$14.85

Investment activities
Net investment income (loss)(1)	0.06		0.16	0.21	0.18	0.10
Net realized and unrealized gain (loss) on investments	6.63		0.52	(1.06)	2.50	2.25
Total from investment activities	6.69		0.68	(0.85)	2.68	2.35
Distributions
Net investment income	—		(0.29)	(0.15)	(0.05)	(0.16)
Net realized gain	—		(0.06)	(0.15)	(0.15)	(0.34)
Return of Capital	—		(0.01)	—	—	—
Total distributions	—		(0.36)	(0.30)	(0.20)	(0.50)
Net asset value, end of year	$25.04		$18.35	$18.03	$19.18	$16.70

Total Return	36.46%		3.73%	(4.19%)	16.16%	15.84%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.82	%(A)	1.70%	1.68%	1.63%	1.74%
Expenses, net of fee waivers and reimbursements	1.46	%(B)	1.35%	1.35%	1.35%	1.44%
Net investment income (loss)	0.24%		0.89%	1.22%	0.99%	0.62%
Portfolio turnover rate	18.00%		16.75%	13.56%	25.54%	9.03%
Net assets, end of year (000’s)	$44,249		$19,229	$17,523	$13,742	$9,159

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.63% for the year ended September 30, 2021

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.27% for the year ended September 30, 2021

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Year

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial StatementsSeptember 30, 2021

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund currently offers Class A, Class C, and Advisor Class shares. Class A shares of the Fund commenced operations on December 29, 2010, Class C shares of the Fund commenced operations on April 14, 2011 and the Advisor Class shares of the Fund commenced operations on April 27, 2016.

The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at fair value prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2021

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$47,697,278	$—	$—	$47,697,278
Exchange Traded Funds	4,223,964	—	—	4,223,964
Money Market Funds	1,882,875	—	—	1,882,875
	$53,804,117	$—	$—	$53,804,117

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2021

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock. As of September 30, 2021, the Fund did not invest in any warrants or stock purchase rights.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2021

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2018.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. As of September 30, 2021, permanent book and tax differences, primarily attributable to tax treatment of a target fund’s capital loss carryforward acquired as a result of a merger, resulted in an increase in paid in capital and a decrease in distributable earnings of $85,826.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 1%

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2021

on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”) between Union Street Partners, LLC (“USP”) and the Fund and also the Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between USP and McGinn Investment Management, Inc. (“McGinn”), USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day-to-day decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund. McGinn and USP are affiliated investment advisors. Mr. Bernard F. McGinn, one of the Fund’s portfolio managers, is a majority shareholder of McGinn and McGinn owns 50% of USP.

USP entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. Prior to February 1, 2021, USP had agreed to limit such expenses to 1.35% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to January 31, 2023. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2021

within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the year ended September 30, 2021, USP earned $450,769 and waived $156,473 in advisory fees. The total amount of recoverable reimbursements as of September 30, 2021 was $347,950 which expires as follows:

Recoverable Waivers and Reimbursements and Expiration Dates
2022	2023	2024	Total
$89,131	$ 102,346	$ 156,473	$347,950

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act whereby the Class A and Class C shares may finance activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Fund’s principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C share expenses. With respect to Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For the fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2021

For the year ended September 30, 2021, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$8,258
Class A	Shareholder Services	2,082
Class C	12b-1	81,327
Class C	Shareholder Services	4,583
Advisor Class	Shareholder Services	26,641

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended September 30, 2021, CFS received the following fees paid by the Fund to CFS:

Administration	Transfer Agent	Accounting
$ 41,081	$ 13,860	$ 23,783

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2021 were as follows:

Purchases	Sales
$ 15,746,816	$ 7,642,689

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2021

The tax character of distributions paid during the year ended September 30, 2021 and the year ended September 30, 2020 was as follows:

	Year ended September 30, 2021	Year ended September 30, 2020
Distributions paid from:
Ordinary income	$—	$520,817
Realized gains	—	—
Return of capital	—	10,184
	$—	$531,001

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

Year ended September 30, 2021
Accumulated undistributed net investment income (loss)	$29,128
Accumulated net realized gain (loss)	(710,714)
Net unrealized appreciation (depreciation) on investments	25,621,435
$24,939,849

The fund utilized $1,394,946 in capital loss carryforward from the prior year. As of September 30, 2021, the Fund had a capital loss carryforward of $710,714 of which $333,754 is considered short term and $376,960 is considered long term. This includes capital loss carryover from Mission Auour Fund, which is subject to limitation under IRC Sec. 382.

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sales.

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$28,182,859	$25,987,963	$(366,705)	$25,621,258

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2021

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Year ended September 30, 2021
	Class A	Class C	Advisor Class
Shares sold	7,742	27,040	373,137
Shares reinvested	—	—	—
Shares issued in connection with reorganization	—	—	408,562
Shares redeemed	(65,553)	(217,056)	(62,491)
Net increase (decrease)	(57,811)	(190,016)	719,208

Year ended September 30, 2020
	Class A	Class C	Advisor Class
Shares sold	4,993	18,623	153,050
Shares reinvested	3,603	6,007	18,602
Shares redeemed	(40,834)	(77,128)	(95,170)
Net increase (decrease)	(32,238)	(52,498)	76,482

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2021, the Fund had 19.94% and 21.89% of the value of its net assets invested in securities within the Banks and Computers sector, respectively.

NOTE 7 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2021

NOTE 8 – FUND REORGANIZATION

As of close of business on March 5, 2021 pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of Mission Auour Risk Managed Global Equity Fund were transferred to the Union Street Partners Value Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization was a tax-free Reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Target Fund, including $1,856,184 in unrealized appreciation. Information with respect to the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund: Mission Auour Risk Managed Global Equity Fund	Class A	Class Institutional
Net Assets	$9,313,085	$162,730
Shares Outstanding	320,204	5,566
Net Asset Value	$29.09	$29.24
Exchange rate for shares issued	1.25	1.26

Acquiring Fund: Union Street Partners Value Fund	Class A	Class C	Advisor Class
Net Assets immediately prior to Reorganization	$3,613,134	$8,768,680	$26,494,822
Shares outstanding immediately prior to Reorganization	157,082	395,430	1,142,359
Net Asset Value prior to Reorganization	$23.00	$22.18	$23.19
Net Assets immediately after Reorganization	$3,613,134	$8,768,680	$35,970,638
Shares outstanding immediately after Reorganization	157,082	395,430	1,550,921
Net Asset Value after Reorganization	$23.00	$22.18	$23.19
Fund Shares Issued in exchange for acquired fund	—	—	408,562

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2021

Assuming the Reorganization had been completed on October 1, 2020, the beginning of the annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the year ended September 30, 2021, are as follows:

Union Street Partners Value Fund
Net investment income	$4,369
Net realized loss on investments	1,559,959
Change in net unrealized appreciation/depreciation on investments	11,210,459
Total increase in net assets resulting from operations	12,774,788

NOTE 9 – SUBSEQUENT EVENTS

Effective December 1, 2021, the Fund’s Distributor is Foreside Fund Services, LLC.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

Union Street Partners Value Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of Union Street Partners Value Fund and
Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Union Street Partners Value Fund (the “Fund”), a series of World Funds Trust, as of September 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2010.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 26, 2021

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (66) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the ETF Opportunities Trust for the nine series of that Trust (registered investment company)
Mary Lou H. Ivey (63) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	20	Independent Trustee for the ETF Opportunities Trust for the nine series of that Trust (registered investment company)
Theo H. Pitt, Jr. (85) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the nine series of that Trust (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency),
Karen M. Shupe (57) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (53) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

Fund’s Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Adviser as the Fund’s Liquidity Risk Management Administrator. The Adviser has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended November 30, 2020 in order to prepare a written report to the Board of Trustees for consideration at its meeting held on February 18, 2021. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 1 year of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2021, and held for the six months ended September 30, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Annualized Expense Ratio	Expenses Paid During Period Ended* (9/30/21)
Class A Actual	$1,000.00	$1,045.99	1.72%	$8.82
Class A Hypothetical**	$1,000.00	$1,016.70	1.72%	$8.69
Class C Actual	$1,000.00	$1,042.49	2.47%	$12.65
Class C Hypothetical**	$1,000.00	$1,012.65	2.47%	$12.46
Advisor Class Actual	$1,000.00	$1,047.70	1.49%	$7.65
Advisor Class Hypothetical**	$1,000.00	$1,017.55	1.49%	$7.54

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

Union Street Partners Value Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Adviser:

Union Street Partners, LLC
1421 Prince Street, Suite 200
Alexandria, Virginia 22314

Investment Sub-Adviser:

McGinn Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,500 for 2021 and $14,500 for 2020.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2021 and $3,000 for 2020. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2021 and $0 for 2020.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Union Street Partners Value Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2021 and $0 for 2020.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: December 7, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: December 7, 2021

* Print the name and title of each signing officer under his or her signature.